[Synovis Life Technologies, Inc. Letterhead]
April 10, 2009
VIA FACSIMILE AND EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549
Attn:	Mr. Kevin L. Vaughn
Accounting Branch Chief
Mail Stop 3030

Re:	Synovis Life Technologies, Inc. Form 10-K for the year ended October 31, 2008 File No. 0-13907
Dear Mr. Vaughn:
This letter is in response to the your letter, dated March 12, 2009, to Mr. Brett Reynolds, Chief Financial Officer of Synovis Life Technologies, Inc. (“Synovis”), regarding Synovis’ annual report on Form 10-K for the fiscal year ended October 31, 2008 (the “Filing”), and the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) for certain acknowledgements.
In connection with this response, Synovis acknowledges that:
1.	Synovis is responsible for the adequacy and accuracy of the disclosure in the Filing;

2.	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the Filing; and

3.	Synovis may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely:
SYNOVIS LIFE TECHNOLOGIES, INC.

By:	/s/ Brett Reynolds

Brett Reynolds Vice President of Finance, Chief Financial Officer and Corporate Secretary